Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
21.	Subsequent events:

On January 12, 2016, the Company announced the execution of a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), a Chicago-based institutional investor, to purchase up to an aggregate of $20 million worth of common shares in the capital of the Company. Under the terms of the Purchase Agreement, at its sole discretion, the Company may sell up to an aggregate of $20 million worth of its common shares to LPC from time to time over the 24-month term of the Purchase Agreement, subject to the conditions and limitations set forth in the agreement. There are no upper limits to the price LPC may pay to purchase common shares from the Company and the purchase price of any common shares sold to LPC will be based on the then prevailing market prices of the common shares. The Company may terminate the Purchase Agreement at any time, at its sole discretion, without any monetary cost or penalty to the Company upon one business day’s written notice to LPC. Under the terms of the agreement, LPC will not cause or engage, in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s common shares and is obligated to purchase the Company’s common shares at such times and in such amounts as determined by the Company in accordance with the terms and conditions of the Purchase Agreement.  In consideration for entering into the agreement, the Company issued 48,856 common shares to LPC as a commitment fee.

On March 1, 2016, the Company filed a short form base shelf prospectus with the securities regulatory authorities in Canada, other than Quebec, and the United States Securities and Exchange Commission (the “SEC”) under a registration statement on Form F-10 (together, the “Base Shelf Prospectuses”). The Base Shelf Prospectuses provide for the potential offering in Canada and the United States of up to an aggregate of $250 million of the Company’s common shares, preferred shares, debt securities, warrants, subscription receipts and units from time to time over a 25-month period.

On March 7, 2016, in connection with the filing of the Base Shelf Prospectuses, the Company filed a new prospectus supplement pertaining to sales under the Purchase Agreement with LPC.

On March 7, 2016, the Company filed an Amended and Restated At Market Issuance Sales Agreement (the “Sales Agreement”) with FBR Capital Markets & Co. (“FBR”) and MLV & Co. LLC (“MLV”). The Company entered into the Sales Agreement only as a result of the acquisition by FBR of MLV. In connection with the filing of the Base Shelf Prospectuses, the Company filed a new prospectus supplement pertaining to sales under the Sales Agreement.